OTHER ASSETS, INCOME AND EXPENSE - Schedule of other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Long-term investments	$ 64,191	$ 27,774
Advisor loans and employee loans	36,470	24,148
Other	24,081	18,833
Total other assets	$ 124,742	$ 70,755